Note 20 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Expense	$ 53,906	$ 49,544
Minority Shareholders of Subsidiaries [Member]
Operating Lease, Expense	$ 2,023	4,350
Lessee, Operating Lease, Term of Contract (Year)	10 years
Financing Receivable, after Allowance for Credit Loss	$ 6,554	$ 2,374
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term (Year)	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term (Year)	10 years